Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of debt outstanding
The debt outstanding related to senior notes and capital efficient notes (CENts) and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2018 and 2017 was comprised as follows (in thousands):

		December 31, 2018		December 31, 2017
Issuer	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Debt related to senior notes
PartnerRe Finance B LLC	$500,000	$500,000	$515,518	$500,000	$534,179
PartnerRe Ireland Finance DAC	€750,000	849,017	825,546	884,824	882,717
Total Debt related to senior notes		$1,349,017	$1,341,064	$1,384,824	$1,416,896
Debt related to CENts
PartnerRe Finance II Inc.	$63,384	$70,989	$59,299	$70,989	$61,271